Fair value measurements (Level 3 rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Catastrophe bonds	$ (75,664)		$ (55,544)
Noncontrolling interest	(430,494)	[1]	(489,402)	[1]
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Catastrophe bonds	(75,664)		(55,544)
Noncontrolling interest	(430,494)	[1]	(489,402)	[1]
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3, beginning of year	576,871		556,234
Additions to level 3 investments due to Western World acquisition	23,620		0
Purchases	175,129		99,037
Sales	(52,351)		(82,000)
Issuances	0		0
Settlements	(1,500)		0
Realized gains	8,216		6,132
Unrealized (losses)	(42,047)		(2,532)
Transfers from Level 3 during the year	6,703		0
Level 3, end of year	694,641		576,871
Catastrophe bonds	(5,000)		0
Noncontrolling interest	(430,494)	[1]	(489,402)	[1]
Level 3 investments excluding noncontrolling interest	$ 259,147		$ 87,469

[1]	Included in the hedge funds balance are investments held by PaCRe in which the Company has an equity interest of 10%. The remaining 90% interest is held by third party investors and included in the Consolidated Balance Sheets as noncontrolling interest.